UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-04722

FMI Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202

(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue
Suite 2200
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 226-4555

(Registrant's telephone number, including area code)

Date of fiscal year end:  September 30

Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders.

ANNUAL REPORT
September 30, 2007

FMI Provident Trust
Strategy Fund

A NO-LOAD MUTUAL FUND

FMI Provident Trust Strategy Fund

October 23, 2007

Dear Fellow Shareholder:

During the first half of 2007, many market pundits commented at the lack of volatility in the various market indices over the prior 18 months.  That certainly changed in the third quarter!  The markets were buffeted by a number of factors:  turmoil in the credit markets, stemming initially from the significant downturn in the housing market and spilling over into the financing of private equity transactions; the perception of an economy that will most likely be slowing going into 2008; and the realization that the long string of double digit corporate earnings increases may finally come to a halt in this year’s third quarter.  In response to these conditions, the Federal Reserve Board first lowered the discount rate by 50 basis points in August, and an additional 50 in September, when they also dropped the Federal Funds Rate by 50 basis points.  Against this backdrop, volatility increased dramatically and as detailed in Scott’s report, the FMI Provident Trust Strategy Fund slightly underperformed the Standard & Poor’s 500 Index in its fiscal year ended September, advancing 14.47% versus the 16.44% increase for the S&P 500.  As we have discussed in past letters, we believe we are in the later stages of this economic expansion, and the likelihood of a more muted economic activity in the ensuing 12 months appears at hand.  Companies such as those in your Fund, with strong foreign exposure, should benefit in this economic environment.  We continue to believe that in this setting, it is prudent to reduce excessive risk, and your portfolio is populated with well-financed, solid companies that we believe will perform well over a longer time frame.

As always, we thank all of our fellow shareholders for your continued support and investment in the FMI Provident Trust Strategy Fund.

Sincerely,

Ted D. Kellner, CFA
President

100 E. Wisconsin Ave. • Milwaukee, WI  53202 • 414-226-4555
www.fmifunds.com

FMI Provident Trust Strategy Fund

October 12, 2007

Dear Fellow FMI Provident Trust Strategy Shareholders,

FMI Provident Trust Strategy Fund (FMIRX) gained 14.47% for the year ended September 2007, underperforming the S&P 500’s 16.44% advance.  Our under performance was the result of too much cash in the portfolio (for us, a prudent defensive measure after a 5 year 100% stock market rally) combined with poor sector selection (too little energy and technology, too much consumer).  Over the past 5 years, the portfolio gained 15.01% annually, about matching the S&P 500’s 15.46%.

2007 will be the 16th consecutive calendar year of American economic growth.  Our ability to grow through calamities like the 1987 stock market crash, two Iraq wars, the technology bubble, the 9-11 terrorist attacks, and the Enron/WorldCom corporate scandals is a testament to the dynamism of our country.  Looking forward, the world’s economic growth is becoming increasingly widespread with emerging economies like India and China leading the way.  Accordingly, our portfolio increasingly reflects the globalization of economic progress with over 20% of portfolio revenues occurring outside of the United States.

Our 2008 S&P 500 stock market outlook is 1600-2000, which represents upside return potential of +5% to +25% based on $100 in earnings and a 16-20x price earnings valuation.  We believe that investors will pay an increasing premium valuation for growth stocks (similar to the early 1990s), taking valuations to 20-25x forward earnings.  Accordingly, FMIRX favors larger international and U.S. growth companies including Accenture, Express Scripts, Jacobs Engineering Group and Charles Schwab.

Our Board of Directors has declared a distribution on October 30, 2007 of $0.051 per share from net investment income, payable October 31, 2007, to shareholders of record on October 29, 2007.

We believe FMI Provident Trust Strategy Fund is positioned to benefit from the slow domestic/faster international economic environment.  As always, we will flexibly realign the Fund to reflect changes in our economic, valuation and company specific outlook.

Best regards,

J. Scott Harkness, CFA
Portfolio Manager

FMI Provident Trust Strategy Fund
COST DISCUSSION

As a shareholder of the FMI Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

Industry Sectors as of September 30, 2007

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 through September 30, 2007.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check.  Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 4/01/07	Value 9/30/07	Period* 4/01/07-9/30/07
FMI Provident Trust Strategy Fund Actual	$1,000.00	$1,053.10	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period between April 1, 2007 and September 30, 2007).

FMI Provident Trust Strategy Fund
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
September 30, 2007

FMI Provident Trust Strategy Fund (FMIRX) gained 14.47% for the year ended September 2007, underperforming the S&P 500’s 16.44% advance.  Our under performance was the result of too much cash in the portfolio (for us, a prudent defensive measure after a 5 year 100% stock market rally) combined with poor sector selection (too little energy and technology, too much consumer).  Over the past 5 years, the portfolio gained 15.01% annually, about matching the S&P 500’s 15.46%.

Jacobs Engineering Group, Biomet, Express Scripts, and Fastenal were the top contributors to 2007 fiscal year results.  Kohl’s, Amgen, and Robert Half International were underperformers.

Significant portfolio purchases include:  Cognizant Technology, Manpower, J.C. Penney, Pharmaceutical Product Development, and Walgreen.  Significant portfolio sales include:  Amgen, Biomet, ResMed and Rockwell Automation.

Comparison of Change in Value of $10,000 Investment in
FMI Provident Trust Strategy Fund* and Standard & Poor’s 500 Stock Index**

AVERAGE ANNUAL TOTAL RETURN
1-Year	5-Year	10-Year
+14.47%	+15.01%	+7.29%

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the 1997-2000 fiscal years, Resource Capital Advisers, Inc. was the Fund’s investment adviser. On October 15, 2001, Fiduciary Management, Inc. became the investment adviser.

For the 1997-2001 fiscal years and through January 31, 2002, the portfolio manager for the Fund was Palm Beach Investment Advisers, LLC. From February 1, 2002 through September 8, 2002, Fiduciary Management, Inc. was the Fund’s portfolio manager and beginning September 9, 2002, Provident Trust Company became the Fund’s portfolio manager.

The Fund changed its fiscal year from June 30 to September 30 in 2005.

**
The Standard & Poor’s 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor’s Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock’s weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

FMI Provident Trust Strategy Fund
STATEMENT OF NET ASSETS
September 30, 2007

Shares or
Principal
Amount		Cost	Value

COMMON STOCKS — 72.0% (a)

COMMERCIAL SERVICES SECTOR — 10.7%
	Personnel Services — 10.7%
54,000	Manpower Inc.	$3,341,706	$3,474,900
100,000	Robert Half
	International Inc.	3,628,243	2,986,000
		6,969,949	6,460,900
FINANCE SECTOR — 13.4%
	Investment Banks/Brokers — 4.4%
122,900	Charles Schwab Corp.	1,867,401	2,654,640

	Investment Managers — 9.0%
20,800	Franklin Resources, Inc.	2,018,519	2,652,000
50,000	T. Rowe Price Group Inc.	1,695,549	2,784,500
		3,714,068	5,436,500
HEALTH SERVICES SECTOR — 9.7%
	Health Industry Services — 9.7%
64,100	Express Scripts, Inc.*	1,785,557	3,578,062
64,000	Pharmaceutical Product
	Development, Inc.	2,262,423	2,268,160
		4,047,980	5,846,222
INDUSTRIAL SERVICES SECTOR — 9.6%
	Contract Drilling — 4.0%
72,000	Helmerich & Payne, Inc.	1,835,554	2,363,760

	Engineering & Construction — 5.6%
44,720	Jacobs Engineering
	Group Inc.*	1,154,707	3,379,938

RETAIL TRADE SECTOR — 19.1%
	Department Stores — 5.7%
54,000	J.C. Penney
	Company, Inc.	3,619,349	3,421,980

	Drugstore Chains — 7.5%
96,000	Walgreen Co.	4,359,434	4,535,040

	Home Improvement Chains — 5.9%
78,150	Fastenal Co.	2,398,988	3,548,791

TECHNOLOGY SERVICES SECTOR — 7.8%
	Information Technology Services — 7.8%
68,000	Accenture Ltd.	2,361,101	2,737,000
24,480	Cognizant Technology
	Solutions Corp.*	1,753,957	1,952,770
		4,115,058	4,689,770
TRANSPORTATION SECTOR — 1.7%
	Trucking — 1.7%
72,000	Heartland Express, Inc.	1,070,856	1,028,160
	Total common stocks	35,153,344	43,365,701

SHORT-TERM INVESTMENTS — 29.7% (a)
	Federal Agencies — 23.2%
$3,000,000	Federal Home Loan Bank,
	4.80%, due 10/04/07	2,998,800	2,998,800
3,000,000	Federal Home Loan Bank,
	4.64%, due 10/15/07	2,994,587	2,994,587
5,000,000	Federal Home Loan Bank,
	4.57%, due 10/24/07	4,985,401	4,985,401
3,000,000	Federal Home Loan Bank,
	4.85%, due 10/26/07	2,990,354	2,990,354
	Total federal agencies	13,969,142	13,969,142

	Variable Rate Demand Notes — 6.5%
2,800,000	U.S. Bank, N.A., 4.88%	2,800,000	2,800,000
1,145,522	Wisconsin Corporate
	Central Credit
	Union, 4.80%	1,145,522	1,145,522
	Total variable rate
	demand notes	3,945,522	3,945,522
	Total short-term
	investments	17,914,664	17,914,664
	Total investments	$53,068,008	61,280,365
	Liabilities, less cash and
	Receivables — (1.7%)(a)		(1,026,325)
	Net Assets		$60,254,040
	Net Asset Value Per Share
	($0.01 par value, 300,000,000
	shares authorized), offering
	and redemption price
	($60,254,040 ÷ 7,415,785
	shares outstanding)		$8.13

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2007

INCOME:
Dividends	$564,691
Interest	471,339
Total income	1,036,030

EXPENSES:
Management fees	340,050
Administrative and accounting services	76,443
Transfer agent fees	51,450
Registration fees	36,077
Professional fees	34,602
Printing and postage expenses	12,823
Custodian fees	11,641
Insurance fees	9,564
Board of Directors fees	9,000
Other expenses	6,106
Total expenses before reimbursement	587,756
Less expenses reimbursed by adviser	(110,950)
Net expenses	476,806
NET INVESTMENT INCOME	559,224
NET REALIZED LOSS ON INVESTMENTS	(746,024)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS	5,656,701
NET GAIN ON INVESTMENTS	4,910,677
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,469,901

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 2007 and 2006

	2007	2006
OPERATIONS:
Net investment income	$559,224	$160,029
Net realized (loss) gain on investments	(746,024)	1,470,718
Net increase in unrealized appreciation on investments	5,656,701	155,305
Net increase in net assets from operations	5,469,901	1,786,052

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.0683 per share)	(336,652)	—
Distributions from net realized gains
($0.3060 and $0.2059 per share, respectively)	(1,471,861)	(761,195)
Total distributions	(1,808,513)*	(761,195)*

FUND SHARE ACTIVITIES:
Proceeds from shares issued (3,585,909 and 2,298,791 shares, respectively)	28,510,228	17,166,165
Net asset value of shares issued in distributions reinvested
(235,709 and 101,007 shares, respectively)	1,757,646	728,261
Cost of shares redeemed (1,167,183 and 881,447 shares, respectively)	(9,195,841)	(6,498,978)
Net increase in net assets derived from Fund share activities	21,072,033	11,395,448
TOTAL INCREASE	24,733,421	12,420,305
NET ASSETS AT THE BEGINNING OF THE YEAR	35,520,619	23,100,314
NET ASSETS AT THE END OF THE YEAR (Includes undistributed
net investment income of $382,585 and $160,013, respectively)	$60,254,040	$35,520,619

*	See Note 7.

The accompanying notes to financial statements are an integral part of these statements.

FMI Provident Trust Strategy Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

			For the
	Years Ended		Period From
	September 30,		July 1, 2005 to		Years Ended June 30,
			September 30,
	2007	2006	2005		2005	2004		2003
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.46	$7.12	$7.10		$6.56	$5.22		$6.04

Income from investment operations:
Net investment income (loss)	0.09	0.04	(0.00	)*	(0.02)	(0.03)		(0.02)
Net realized and unrealized
gains (loss) on investments	0.95	0.51	0.25		1.05	1.37		(0.14	)(c)
Total from investment operations	1.04	0.55	0.25		1.03	1.34		(0.16)

Less distributions:
Distributions from net investment income	(0.07)	—	—		—	(0.00	)*	(0.01)
Distributions from net realized gains	(0.30)	(0.21)	(0.23)		(0.49)	—		(0.65)
Total from distributions	(0.37)	(0.21)	(0.23)		(0.49)	(0.00	)*	(0.66)
Net asset value, end of period	$8.13	$7.46	$7.12		$7.10	$6.56		$5.22

TOTAL RETURN	14.47%	7.77%	3.49%	**	16.96%	25.74%		(2.45%	)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	60,254	35,521	23,100		19,534	8,187		5,802
Ratio of expenses (after reimbursement)
to average net assets (a)	1.00%	1.00%	1.00%	***	1.20%	1.20%		1.21%
Ratio of net investment income (loss)
to average net assets (b)	1.17%	0.51%	(0.05%	)***	(0.28% )	(0.54%	)	(0.54%	)
Portfolio turnover rate	52.0%	84.1%	8.3%		38.5%	48.8%		51.8%

(a)
Computed after giving effect to adviser’s expense limitation undertaking.  If the Fund had paid all of its expenses for the years ended September 30, 2007, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005, 2004 and 2003, the ratios would have been 1.23%, 1.40%, 2.18%***, 1.82%, 1.89% and 3.11%, respectively.

(b)
If the Fund had paid all of its expenses for the years ended September 30, 2007, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005, 2004 and 2003, the ratios would have been 0.94%, 0.11%, (1.23)%***, (0.90%), (1.23%) and (2.44%), respectively.

(c)	The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
*	Amount less than $0.005 per share.
**	Not Annualized.
***	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2007

(1)	Summary of Significant Accounting Policies —

  The following is a summary of significant accounting policies of the FMI Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of one non-diversified fund – FMI Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks.

(a)
Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded.  Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis.

(d)	Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(e)
The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of the issuer and nonperformance by these issuers is not anticipated.

(f)
Accounting principles generally accepted in the United States of America (“GAAP”) require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(h)
Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007

(1)	Summary of Significant Accounting Policies — (Continued)

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund’s last NAV calculations in the first required financial statement reporting period.  As a result, the  Fund must begin to incorporate FIN 48 into its NAV calculations by March 31, 2008.  At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Fund.

(i)	The Fund changed its fiscal year from June 30 to September 30 in 2005.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties —

The Fund has entered into a management agreement with Fiduciary Management, Inc. (“FMI”), with whom certain officers and a director of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets and 0.65% on the daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the daily net assets over $100,000,000.

The Adviser entered into a sub-advisory agreement with Provident Trust Company (“PTC”) to assist it in the day-to-day management of the Fund.  PTC determines which securities will be purchased, retained or sold for the Fund.  The Adviser pays PTC a fee equal to 0.60% of the daily net assets up to $30,000,000 and 0.50% of the daily net assets over $30,000,000.

FMI is contractually obligated to reimburse the Fund for expenses over 2.00% of the daily net assets of the Fund. In addition to the reimbursement required under the management agreement, FMI has voluntarily reimbursed the Fund for expenses over 1.00% of the Fund’s daily net assets.  These reimbursements amounted to $110,950 for the fiscal year ended September 30, 2007.  PTC in turn, pays to FMI 80% of the amount reimbursed by FMI.

The Fund has an administrative agreement with FMI to supervise all aspects of the Fund’s operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund pays FMI a monthly administrative fee at the annual rate of 0.20% on the first $25,000,000 of the daily net assets of the Fund, 0.10% on the daily net assets of the Fund on the next $20,000,000 and 0.05% on the daily net assets of the Fund over $45,000,000, subject to a fiscal year minimum of twenty thousand dollars.

The Fund has entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of the Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the year ended September 30, 2007, no such expenses were incurred.

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses.   The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

(3)	Distributions to Shareholders —

Net investment income and net realized gains, if any, are distributed to shareholders at least annually.  On October 30, 2007, the Fund will distribute $382,585 from net investment income ($0.051 per share).  The distribution will be paid on October 31, 2007 to shareholders of record on October 29, 2007.

(4)	Investment Transactions —

For the year ended September 30, 2007, purchases and proceeds of sales of investment securities (excluding short-term securities) were $28,369,555 and $19,788,775, respectively.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2007

(5)	Accounts Payable and Accrued Liabilities —

As of September 30, 2007, liabilities of the Fund included the following:

Payable to brokers for investments purchased	$970,632
Due to custodian	57,700
Payable to FMI for management and administrative fees	36,355
Payable to shareholders for redemptions	23,146
Other liabilities	4,704

(6)	Sources of Net Assets —

As of September 30, 2007 the sources of net assets were as follows:

Fund shares issued and outstanding	$52,406,287
Net unrealized appreciation on investments	8,212,357
Net realized losses on investments	(747,189)
Undistributed net investment income	382,585
$60,254,040

(7)	Income Tax Information —

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

	Gross	Gross	Net Unrealized	Distributable	Distributable
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Long-Term
Investments	Appreciation	Depreciation	on Investments	Income	Capital Gains
$53,069,171	$9,371,994	$1,160,800	$8,211,194	$382,585	—

  The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the year ended September 30, 2007 and September 30, 2006, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in 2015), as of September 30, 2007, and tax basis post-October losses as of September 30, 2006, which are not recognized for tax purposes until the first day of the following fiscal year are:

September 30, 2007				September 30, 2006
Ordinary	Long-Term	Net Capital		Ordinary	Long-Term
Income	Capital Gains	Loss	Post-October	Income	Capital Gains
Distributions	Distributions	Carryovers	Losses	Distributions	Distributions
$336,652	$1,471,861	$155	$745,869	$348,505	$412,690

  For corporate shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2007 which is designated as qualifying for the dividends received deduction is 100% (unaudited).

For all shareholders of the Fund, the percentage of dividend income distributed for the year ended September 30, 2007 which is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 100% (unaudited).

FMI Provident Trust Strategy Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
  of FMI Provident Trust Strategy Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMI Provident Trust Strategy Fund (the “Fund,” a series of the FMI Mutual Funds, Inc.) at September 30, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
October 30, 2007

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS

Other
		Term of	Principal	# of Funds	Directorships
	Position	Office and	Occupation (s)	in complex	Held by
Name, Age	Held with	Length of	During Past	overseen	Director
and Address	the Fund	Time Served	Five Years	by Director	or Officer

Non-Interested Directors

Barry K. Allen, 59	Director	Indefinite Term	Mr. Allen is President of Allen	4	Harley-Davidson
c/o Fiduciary		since 2001	Enterprises, LLC, (Brookfield, WI) a		Inc., FMI Funds, Inc.
Management, Inc.			private equity investments management		and FMI Common
100 E. Wisconsin Ave.			company, and Senior Advisor for		Stock Fund, Inc.
Suite 2200			Providence Equity Partners (Providence,
Milwaukee, WI 53202			RI) since September 2007. He was
Executive Vice President of Qwest
Communications International, Inc.
(Denver, CO) from September 2002 to
June 2007.

George D. Dalton, 79	Director	Indefinite Term	Mr. Dalton is Chairman and Chief	4	FMI Funds, Inc. and
c/o Fiduciary		since 2001	Executive Officer of NOVO1 (Waukesha,		FMI Common Stock
Management, Inc.			WI) a privately held company specializing		Fund, Inc.
100 E. Wisconsin Ave.			in teleservices call centers since January
Suite 2200			2000.
Milwaukee, WI 53202

Gordon H.
Gunnlaugsson, 63	Director	Indefinite Term	Mr. Gunnlaugsson retired from M&I	4	Renaissance Learning
c/o Fiduciary		since 2001	Corporation (Milwaukee, WI) in		Systems, Inc., FMI
Management, Inc.			December 2000.		Funds, Inc. and FMI
100 E. Wisconsin Ave.					Common Stock Fund,
Suite 2200					Inc.
Milwaukee, WI 53202

Paul S. Shain, 44	Director	Indefinite Term	Mr. Shain is Senior Vice President	4	FMI Common Stock
c/o Fiduciary		Since 2001	of CDW Corporation (Vernon Hills, IL)		Fund, Inc. and FMI
Management, Inc.			and Chief Executive Officer of CDW		Funds, Inc.
100 E. Wisconsin Ave.			Berbee (f/k/a/ Berbee Information
Suite 2200			Networks Corporation), a strategic
Milwaukee, WI 53202			business unit of CDW Corporation. CDW
Berbee is a leading provider of Information
Technology Services including unified
communications, infrastructure integration,
and hosting and managed services. He has
been employed by such firm in various
capacities since January 2000.

FMI Provident Trust Strategy Fund
DIRECTORS AND OFFICERS (Continued)

Other
		Term of	Principal	# of Funds	Directorships
	Position	Office and	Occupation (s)	in complex	Held by
Name, Age	Held with	Length of	During Past	overseen	Director
and Address	the Fund	Time Served	Five Years	by Director	or Officer

Interested Director

Donald S. Wilson*, 64	Director	Indefinite Term	Mr. Wilson is Vice Chairman, Treasurer	2	FMI Common Stock
c/o Fiduciary		Since 2001	and Chief Compliance Officer of		Fund, Inc.
Management, Inc.	Vice	One Year Term	Fiduciary Management, Inc. which he
100 E. Wisconsin Ave.	President-	Since 2001	co-founded in 1980.
Suite 2200	and
Milwaukee, WI 53202	Secretary

Other Officers

Ted D. Kellner, 61	President	One Year Term	Mr. Kellner is Chairman of the Board and	N/A	Marshall & Ilsley
c/o Fiduciary	and	Since 2001	Chief Executive Officer of Fiduciary		Corporation, FMI
Management, Inc.	Treasurer		Management, Inc. which he co-founded		Funds, Inc. and FMI
100 E. Wisconsin Ave.			in 1980.		Common Stock Fund,
Suite 2200					Inc.
Milwaukee, WI 53202

Patrick J. English, 46	Vice-	One Year Term	Mr. English is President of Fiduciary	N/A	FMI Funds, Inc. and
c/o Fiduciary	President	Since 2001	Management, Inc. and has been employed		FMI Common Stock
Management, Inc.			by the Adviser in various capacities since		Fund, Inc.
100 E. Wisconsin Ave.			December, 1986.
Suite 2200
Milwaukee, WI 53202

Kathleen M. Lauters, 55	Chief	At Discretion	Ms. Lauters is the Fund’s Chief	N/A	None
c/o Fiduciary	Compliance	of Board	Compliance Officer since September 2004.
Management, Inc.	Officer	Since 2004	From June 1995 to September 2004 Ms.
100 E. Wisconsin Ave.			Lauters was employed by Strong Capital
Suite 2200			Management, most recently as Senior
Milwaukee, WI 53202			Compliance Analyst.

Camille F. Wildes, 55	Vice-	One Year Term	Ms. Wildes is a Vice-President of	N/A	None
c/o Fiduciary	President	Since 2001	Fiduciary Management, Inc. and has been
Management, Inc.	and		employed by the Adviser in various
100 E. Wisconsin Ave.	Assistant		capacities since December, 1982.
Suite 2200	Treasurer
Milwaukee, WI 53202

*	Mr. Wilson is an interested director of the Fund because he is an officer of the Fund and the Adviser.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 811-5311 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities is available on the Fund’s website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30.  The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the Commission’s website.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

FMI Provident Trust Strategy Fund
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
www.fmifunds.com
414-226-4555

BOARD OF DIRECTORS
BARRY K. ALLEN
GEORGE D. DALTON
GORDON H. GUNNLAUGSSON
PAUL S. SHAIN
DONALD S. WILSON

INVESTMENT ADVISER AND ADMINISTRATOR
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

PORTFOLIO MANAGER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Provident Trust Strategy Fund unless accompanied or preceded by the Fund’s current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Investment returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.

Item 2. Code of Ethics.

Registrant has adopted a code of ethics.  See attached Exhibit 12 (a).

Item 3. Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Mr. Gordon Gunnlaugsson, a member of its audit committee, is an audit committee financial expert.  Mr. Gunnlaugsson is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)    Audit Fees

$11,616 (FY 2007) and $10,832 (FY 2006) are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)	Audit-Related Fees

There were no fees billed in each of the last two fiscal years for Audit-Related Fees.

(c)	Tax Fees

$5,750 (FY 2007) and $5,600 (FY 2005) are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)
(ii) of Rule 2-01 of Regulation S-X.

(d)      All Other Fees

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to registrant’s investment adviser, which were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1)   None

(e) (2)   None

(f)  Not applicable.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h)  Not applicable, as no non-audit services were provided to registrant’s investment adviser.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The disclosure controls and procedures of the FMI Mutual Funds, Inc. are periodically evaluated.  As of October 1, 2007, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b)
The internal controls of the FMI Mutual Funds, Inc. are periodically evaluated.  There were no changes to FMI Mutual Funds’ internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Exhibits.

(a)	Any code of ethics or amendment thereto. Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FMI Mutual Funds, Inc.
Registrant

By     /s/Ted D. Kellner
          Ted D. Kellner, Principal Executive Officer

Date  11-15-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FMI Mutual Funds, Inc.
Registrant

By     /s/Ted D. Kellner
          Ted D. Kellner, Principal Financial Officer

Date  11-15-07